UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal Income Trust II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 11/30/2007

Item 1 – Schedule of Investments

BlackRock Municipal Income Trust II
Schedule of Investments as of November 30, 2007 (Unaudited)			(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
Alabama - 1.3%	$2,525	Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds
		(Ascension Health Credit), Series C-2, 5% due 11/15/2036	$2,530
	1,825	Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds
		(Ascension Health Credit), Series C-2, 5% due 11/15/2039	1,827
Arizona - 4.6%	2,525	Pima County, Arizona, IDA, Education Revenue Bonds (American Charter Schools Foundation),
		Series A, 5.625% due 7/01/2038	2,443
	393	Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, 5.23%
		due 4/25/2008 (k)	393
	5,635	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due 12/01/2032	5,432
	7,890	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due 12/01/2037	7,559
California - 11.7%	2,250	Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 6% due 7/01/2018	2,331
	1,840	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus
		County Tobacco Funding Corporation), Sub-Series B, 5.875% due 6/01/2046 (o)	123
	9,710	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus
		County Tobacco Funding Corporation), Sub-Series C, 6.30% due 6/01/2055 (o)	280
	12,410	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus
		County Tobacco Funding Corporation), Sub-Series D, 7.251% due 6/01/2055 (o)	287
	9,100	California Health Facilities Financing Authority Revenue Bonds (Sutter Health), Series A,
		5.25% due 11/15/2046	9,273
	3,500	California Mobilehome Park Finance Authority Revenue Bonds (Palomar Estates East
		and West), Series A, 5.25% due 3/15/2034 (a)	3,224
	6,425	California State, GO, Refunding, 5% due 6/01/2032	6,515
	2,700	California State, Various Purpose, GO, Refunding, 5% due 6/01/2034	2,728
	5,000	California Statewide Communities Development Authority, Health Facility Revenue Bonds
		(Memorial Health Services), Series A, 5.50% due 10/01/2033	5,106
	4,620	San Francisco, California, City and County Redevelopment Agency, Community Facilities
		District Number 1, Special Tax Bonds (Mission Bay South Public Improvements Project),
		6.625% due 8/01/2027	4,817
	5,755	University of California Revenue Bonds, Series B, 4.75% due 5/15/2038	5,809

Portfolio Abbreviations
To simplify the listings of BlackRock Municipal Income Trust II's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
EDA	Economic Development Authority	M/F	Multi-Family
EDR	Economic Development Revenue Bonds	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	S/F	Single-Family
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes

BlackRock Municipal Income Trust II
Schedule of Investments as of November 30, 2007 (Unaudited)			(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
Colorado - 5.1%	$10,000	Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives),
		Series A, 5.50% due 3/01/2032 (d)	$10,633
	1,375	Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds,
		Subordinate Lien, Series C, 5% due 11/15/2045 (f)	1,418
	4,000	Northwest Parkway Public Highway Authority, Colorado, Senior Revenue Bonds,
		Series A, 5.25% due 6/15/2011 (f)(i)	4,299
	1,375	Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue
		Refunding Bonds, 5.50% due 12/01/2037	1,324
District of Columbia - 5.9%	1,265	District of Columbia, Revenue Refunding Bonds (Friendship Public Charter School, Inc.),
		5.25% due 6/01/2033 (a)	1,159
	7,500	District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue
		Refunding Bonds, 6.50% due 5/15/2033	7,603
	11,500	District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue
		Refunding Bonds, 6.75% due 5/15/2040	11,770
Florida - 13.3%	2,650	Leesburg, Florida, Hospital Revenue Bonds (Leesburg Regional Medical Center Project),
		5.50% due 7/01/2032	2,668
	3,125	Live Oak Community Development District Number 001, Florida, Special Assessment
		Bonds, Series A, 6.30% due 5/01/2034	3,281
	6,230	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds
		(Mount Sinai Medical Center of Florida), 6.75% due 11/15/2021	6,590
	6,850	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
		Health System), 5.625% due 11/15/2012 (i)	7,588
	3,990	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 4.75%
		due 10/01/2032 (n)	3,991
	14,000	Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health
		System Inc.), 5.50% due 5/15/2013 (i)	15,455
	2,040	Stevens Plantation Community Development District, Florida, Special Assessment
		Revenue Bonds, Series A, 7.10% due 5/01/2035	2,105
	4,465	Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT,
		6.90% due 10/01/2034	4,500
Georgia - 1.6%	5,000	Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
		(Georgia College and State University Foundation), 5.625% due 9/01/2014 (i)	5,683
Illinois - 16.0%	4,000	Bolingbrook, Illinois, GO, Refunding, Series A, 5.375% due 1/01/2012 (e)(i)	4,316
	2,470	Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8%
		due 6/15/2023 (m)	2,423
	4,290	Chicago, Illinois, O'Hare International Airport Revenue Refunding Bonds, Third Lien, AMT,
		Series C-2, 5.25% due 1/01/2030 (f)	4,366
	900	Illinois Financing Authority, Student Housing Revenue Bonds (MJH Education
		Assistance IV LLC), Sub-Series B, 5.375% due 6/01/2035	619
	8,000	Illinois Health Facilities Authority, Revenue Refunding Bonds (Elmhurst Memorial Healthcare),
		5.50% due 1/01/2022	8,294
	4,340	Illinois Municipal Electric Agency, Power Supply Revenue Bonds, 4.50% due 2/01/2035 (e)	4,143
	15,000	Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.546%
		due 6/15/2030 (b)(o)	14,233

BlackRock Municipal Income Trust II
Schedule of Investments as of November 30, 2007 (Unaudited)			(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
	$910	Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg), Series A,
		5.625% due 2/15/2037	$837
	1,880	Illinois State Finance Authority Revenue Bonds (Northwestern Memorial Hospital), Series A,
		5.50% due 8/15/2043	1,966
	45,190	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds
		(McCormick Place Expansion), Series A, 5.72% due 6/15/2033 (h)(o)	13,388
	5,000	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds
		(McCormick PlaceExpansion), Series A, 5.87% due 6/15/2040 (h)(o)	1,038
Indiana - 7.7%	5,000	Indiana Health Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health
		Credit Group), Series F, 5.375% due 11/15/2025	5,432
	19,735	Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds (Waterworks Project),
		Series A, 5.25% due 7/01/2012 (h)(i)	21,351
Maryland - 2.4%	1,800	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series D, 5% due 7/01/2037 (b)	1,878
	3,000	Frederick County, Maryland, Special Obligation Tax Bonds (Urbana Community Development
		Authority), Series A, 5.95% due 7/01/2030	3,003
	1,000	Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (Union
		Hospital of Cecil County), 5.625% due 7/01/2032	1,021
	2,240	Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds
		(MedStar Health, Inc.), 5.50% due 8/15/2033	2,265
Massachusetts - 0.9%	3,145	Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series A,
		5% due 8/01/2041	3,248
Michigan - 0.7%	2,305	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health
		System), Series A, 5.25% due 11/15/2046	2,318
Mississippi - 1.6%	4,950	Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding (Weyerhaeuser
		Company Project), Series A, 6.80% due 4/01/2022	5,590
Missouri - 1.8%	6,000	Highway 370/Missouri Bottom Road/Taussig Road Transportation Development District
		Revenue Bonds, 7.20% due 5/01/2033	6,418
Nevada - 0.8%	2,855	Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project),
		5% due 5/15/2029	2,844
New Jersey - 12.0%	9,000	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031	8,871
	4,000	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034	4,009
	10,000	New Jersey EDA, EDR (Kapkowski Road Landfill Reclamation Improvement District Project),
		AMT, Series B, 6.50% due 4/01/2031	10,035
	7,475	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement
		District Project), 6.50% due 4/01/2028	8,280

BlackRock Municipal Income Trust II
Schedule of Investments as of November 30, 2007 (Unaudited)			(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
	$10,100	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,
		7.20% due 11/15/2030	$10,294
New Mexico - 1.7%	5,200	New Mexico Region III Housing Authority, M/F Housing Revenue Bonds (Villa Del Oso
		Apartments), Series A, 6% due 1/01/2013 (i)	5,917
New York - 6.8%	985	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project),
		Series A, 7% due 5/01/2035	808
	3,775	Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds,
		Series A, 5% due 7/01/2030 (b)	3,882
	6,700	New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc.
		Project), AMT, 7.75% due 8/01/2031	7,380
	2,725	New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters),
		5.25% due 10/01/2035	2,890
	2,845	New York State Environmental Facilities Corporation, State Clean Water and Drinking Revenue
		Bonds (New York City Water Project), Series B, 5% due 6/15/2031	2,922
	5,725	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental
		Airlines, Inc. - LaGuardia Project), AMT, 9% due 12/01/2010	5,810
North Carolina - 2.1%	7,500	Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing Authority,
		Revenue Bonds (National Gypsum Company Project), AMT, 5.75% due 8/01/2035	7,272
Ohio - 3.0%	1,190	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds,
		Series A-2, 6.50% due 6/01/2047	1,225
	9,140	Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Dayton Power and
		Light Company Project), Series B, 4.80% due 1/01/2034 (e)	9,099
Oklahoma - 2.1%	3,000	Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John Health
		System), 5% due 2/15/2042	3,000
	3,925	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75% due 6/01/2035	4,229
Pennsylvania - 5.8%	5,000	Monroe County, Pennsylvania, Hospital Authority Revenue Bonds (Pocono Medical Center),
		6% due 1/01/2014 (i)	5,671
	5,175	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds
		(Amtrak Project), AMT, Series A, 6.375% due 11/01/2041	5,372
	8,425	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds
		(Reliant Energy), AMT, Series A, 6.75% due 12/01/2036	8,957
South Carolina - 5.5%	3,280	Greenwood County, South Carolina, Hospital Facilities Revenue Bonds (Self Memorial Hospital),
		5.50% due 10/01/2026	3,344
	3,250	Greenwood County, South Carolina, Hospital Facilities Revenue Bonds (Self Memorial Hospital),
		5.50% due 10/01/2031	3,297
	3,750	South Carolina Jobs EDA, Hospital Facilities Revenue Bonds (Georgetown Memorial Hospital),
		5.375% due 2/01/2030 (l)	3,763
	2,640	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance),
		Series A, 6.25% due 8/01/2031	2,776

BlackRock Municipal Income Trust II
Schedule of Investments as of November 30, 2007 (Unaudited)			(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
	$5,000	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance),
		Series C, 6.875% due 8/01/2013 (i)	$5,869
Tennessee - 2.9%	20,405	Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities
		Revenue Refunding Bonds (Covenant Health), Series A, 5.77% due 1/01/2021 (f)(o)	10,241
Texas - 19.6%	20,000	Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds (International Paper
		Company), AMT, Series A, 6.10% due 8/01/2024	20,445
	25,375	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Third Lien,
		Series A-3, 5.96% due 11/15/2036 (h)(o)	5,374
	5	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series A, 5% due 5/15/2013 (h)(i)	5
	1,300	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series A, 5% due 5/15/2031 (h)	1,337
	930	Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System,
		GO, 4.75% due 3/01/2030 (h)	939
	3,600	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, 5.50%
		due 8/01/2024	3,760
	73,370	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, 6.09%
		due 8/15/2036 (b)(o)	14,508
	65,000	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, 6.10%
		due 8/15/2037 (b)(o)	12,076
	27,600	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, 6.10%
		due 8/15/2038 (b)(o)	4,828
	4,575	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier,
		Series A, 5% due 8/15/2042 (b)	4,617
Virginia - 6.5%	12,870	Alexandria, Virginia, Redevelopment and Housing Authority, M/F Housing Revenue Refunding Bonds
		(3001 Park Center Apartments), Series A, 6.375% due 4/01/2034	13,120
	9,000	Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion Electric
		Cooperative Project), AMT, 5.625% due 6/01/2028 (b)	9,512
Washington - 1.9%	1,960	King County, Washington, Sewer Revenue Refunding Bonds, 5% due 1/01/2036 (f)	2,041
	4,820	Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Providence Health
		System), Series A, 4.625% due 10/01/2034 (e)	4,637
West Virginia - 1.8%	5,000	Mason County, West Virginia, PCR, Refunding (Appalachian Power Company Project), Series L,
		5.50% due 10/01/2022	5,030
	1,115	West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and Public Safety Facilities),
		Series A, 5% due 6/01/2029 (h)	1,151
Wisconsin - 2.8%	3,930	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.),
		6.40% due 4/15/2033	4,136
	5,000	Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds (Wheaton
		Franciscan Services, Inc.), 5.75% due 2/15/2012 (i)	5,513
Puerto Rico - 1.4%	4,370	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
		Refunding Bonds, Series N, 5.25% due 7/01/2036 (c)	4,834
		Total Municipal Bonds (Cost - $499,161) - 151.3%	524,811

BlackRock Municipal Income Trust II
Schedule of Investments as of November 30, 2007 (Unaudited)			(in Thousands)
	Face
State	Amount	Corporate Bonds	Value
Multi-State - 3.9%	$1,000	Charter Mac Equity Issuer Trust, 5.75% due 4/30/2015 (m)	$1,073
	5,000	Charter Mac Equity Issuer Trust, 6% due 4/30/2015 (m)	5,327
	3,500	Charter Mac Equity Issuer Trust, 6% due 4/30/2019 (m)	3,827
	3,000	Charter Mac Equity Issuer Trust, 6.30% due 4/30/2019 (m)	3,265
		Total Corporate Bonds (Cost - $12,500) - 3.9%	13,492
	Shares
	Held	Short-Term Securities
	8,400	Merrill Lynch Institutional Tax-Exempt Fund, 3.43% (g)(j)	8,400
		Total Short-Term Securities (Cost - $8,400) - 2.4%	8,400
		Total Investments (Cost - $520,061*) - 157.6%	546,703
		Other Assets Less Liabilities - 1.7%	5,856
		Preferred Shares, at Redemption Value - (59.3%)	(205,699)
		Net Assets Applicable to Common Shares - 100.0%	$346,860

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost	$519,594
Gross unrealized appreciation	$30,635
Gross unrealized depreciation	(3,526)
Net unrealized appreciation	$27,109

(a)	ACA Insured.
(b)	AMBAC Insured.
(c)	Assured Guaranty Insured.
(d)	Escrowed to maturity.
(e)	FGIC Insured.
(f)	FSA Insured.
(g)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
Merrill Lynch Institutional Tax-Exempt Fund	5,200	$67

(h)	MBIA Insured.
(i)	Prerefunded.
(j)	Represents the current yield as of November 30, 2007.
(k)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(l)	Radian Insured.
(m)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

BlackRock Municipal Income Trust II
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
(n)	XL Capital Insured.
(o)	Represents a zero coupon bond; the interest rate shown reflects the effective at the time of purchase.
•	Forward interest rate swaps outstanding as of November 30, 2007 were as follows:

	Notional	Unrealized
	Amount	Depreciation
Pay a fixed rate of 3.861% and pay a floating rate based on
1-week (SIFMA) Municipal Swap Index Rate
Broker, JPMorgan Chase
Expires January 2023	$19,000	$(618)

Pay a fixed rate of 3.971% and pay a floating rate based on
1-week (SIFMA) Municipal Swap Index Rate
Broker, Citibank, N.A.
Expires December 2027	$25,670	(963)
Total		$(1,581)

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:      /s/ Donald C. Burke
            Donald C. Burke,
            Chief Executive Officer of
            BlackRock Municipal Income Trust II

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Donald C. Burke
            Donald C. Burke,
            Chief Executive Officer (principal executive officer) of
            BlackRock Municipal Income Trust II

Date: January 16, 2008

By:      /s/ Neal J. Andrews
            Neal J. Andrews,
            Chief Financial Officer (principal financial officer) of
            BlackRock Municipal Income Trust II

Date: January 16, 2008